Related parties transactions (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
		Jun. 30, 2020	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Related parties transactions
Loans borrowed from a related party	[1]		¥ 0		¥ 0		¥ 7,609
Repayment of loans to a related party	[1]		(32,079)		0		0
Repayment of loans from a related party	[2]		11,850		12,412		0
Interest income from deposits placed with a related party finance entity	[3]		24,798		24,313		11,464
Net deposits/(withdrawals) of cash at a related party finance entity	[3]		265,479		(517,185)		679,018
Term deposits placed with a related party finance entity	[3]		3,808,762		4,709,697		204,000
Maturity of term deposits placed with a related party finance entity	[3]		4,279,255		3,526,603		401,000
Rental expenses	[4]		0		33,814		32,486
Purchase of Right-of-use assets	[4]		529,406		0		0
Interest on lease liabilities	[5]		3,624		0		0
Payments of lease liabilities	[4]		529,377		0		0
Payments of expenses by the Group on behalf of related parties	[6]		11,465		10,312		9,401
Payments of expenses by related parties on behalf of the Group	[6]		3,458		2,731		4,612
Collection by the Group on behalf of related parties	[6]		34,649		46,453		47,070
Purchase of leasehold improvement from a related party	[7]		106,835		29,669		29,098
Purchase of food products from related parties	[8]		74,116		68,963		38,323
Education and management service provided to related parties			12,241		33,222		16,831
Other service and product provided to related parties	[7]		3,464		3,254		416
Service provided by related parties	[9]		19,957		23,263		6,884
Gains from disposal of affiliated entities to a related party	[10]		0		0		5,349
Acquisition of subsidiaries	[11]		200		0
Dividends paid to a non-controlling shareholder of subsidiaries	[11]		21,145		7,482		0
Payments to a non-controlling shareholder upon the liquidation of subsidiaries			3,713		0		0
Capital contribution	[12]	¥ 0	0		15,000		¥ 0
Other receivables due from related parties	[1],[3],[4],[6],[7]	76,646	76,646		91,674
Cash held at a related party finance entity	[3]	489,027	489,027		223,548
Term deposits placed with a related party finance entity	[3]	916,601	916,601		1,387,094
Other payables due to related parties	[1],[4],[6],[9],[12],[13]	136,045	136,045		134,745
Lease liabilities		¥ 3,628	3,628	[5]	0	[5]
-Current portion			1,338		0
-Non-current portion			¥ 2,290		¥ 0

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.
[2]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.
[3]	As of June 30, 2019 and 2020, the Group has cash held at a related party finance entity of RMB223,548 and RMB489,027, respectively. During the year ended June 30, 2019, net amount of RMB517,185 were withdrawn from Hailiang Finance. During the years ended June 30, 2018 and 2020, net amount of RMB679,018 and RMB265,479 were placed with Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2018, 2019 and 2020, term deposits of RMB204,000, RMB4,709,697 and RMB3,808,762 were placed with Hailiang Finance, and RMB401,000, RMB3,526,603 and RMB4,279,255 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2019 and 2020, the Group has term deposits with maturities ranging from three months to one year amounting to RMB1,387,094 and RMB916,601 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2018, 2019 and 2020 amounted to RMB11,464, RMB24,313 and RMB24,798, respectively. Interest receivable as of June 30, 2019 and 2020 amounted to RMB4,916 and RMB4,478, respectively, which was included in "Other receivables due from related parties".
[4]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[5]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[6]	During the years ended June 30, 2018, 2019 and 2020, the Group paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB 9,401, RMB10,312 and RMB11,465 respectively on behalf of the related parties. Such amount is receivable on demand, and the related parties repaid RMB8,794, RMB10,007 and RMB10,083 to the Group during the years ended June 30, 2018, 2019 and 2020, respectively.During the years ended June 30, 2018, 2019 and 2020, the related parties paid expenses, which mainly include staff related expenses and other miscellaneous expenses, of RMB4,612, RMB2,731 and RMB3,458 respectively on behalf of the Group. Such amount is due and payable on demand, and the Group repaid RMB4,124, RMB4,663 and RMB2,759 to the related parties during the years ended June 30, 2018, 2019 and 2020, respectively.During the years ended June 30, 2018, 2019 and 2020, the Group collected amounts of RMB47,070, RMB46,453 and RMB34,649, mainly on behalf of Ming Kang Hui supermarkets, which are operated by Zhejiang Ming Kang Hui Food Co., Ltd., a related party controlled by Mr. Feng. Such amount is due and payable on demand, and the Group repaid RMB48,428, RMB47,429 and RMB32,502 to related parties during the years ended June 30, 2018, 2019 and 2020, respectively.The above unsettled balances were included in “Other payables due to related parties” and “Other receivables due from related parties” as of June 30, 2019 and 2020, respectively.
[7]	Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.
[8]	The Group purchased food products from Zhejiang Ming Kang Hui E-Commerce Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies controlled by Mr. Feng, amounting to RMB38,323 and RMB68,963 during the years ended June 30, 2018 and 2019, respectively. The Group purchased food products from Ming Kang Hui Ecological Agriculture Group Co., Ltd. and Zhuji Hailiang Food Co., Ltd., a related party controlled by Mr. Feng, totally amounting to RMB74,116 during the year ended June 30, 2020.As of June 30, 2019 and 2020, the above unsettled balances of RMB18,516 and RMB11,387 were recognized in “Other payables due to related parties”.
[9]	The Group received IT services, physical examination services, travel services and other services from related parties controlled by Hailiang Group, amounting to RMB6,884, RMB23,263 and RMB19,957 during the years ended June 30, 2018, 2019 and 2020.As of June 30, 2019 and 2020, the above unsettled balances of RMB420 and RMB9,160 were recognized in “Other payables due to related parties”.
[10]	(x) The gains were recognized from disposal of Hailiang Kindergarten, Tianma Kindergarten and Chuzhou School (see Note 8 (iii) for additional details), amounting to RMB3,285, RMB1,683 and RMB381 during the year ended June 30, 2018, respectively.
[11]	In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capitals from Xinyu Baishu in Haibo Education and Haibo Logistics were RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in each of Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital.In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were recorded as non-controlling interests.In November 2018, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB6,075 and RMB1,407 to Nanchang Baishu, respectively.
[12]	Mr. Feng, paid awards of RMB15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.
[13]	Other service and product provided to related parties mainly include daily consumables sold to related parties, hotel services and etc.